Income tax payable	12 Months Ended
Dec. 31, 2017
Disclosure Of Income Tax Explanatory [Abstract]
Disclosure of income tax payable explanatory [text block]	26 Income tax payable
(€ million)	December 31, 2017	December 31, 2016
Italian subsidiaries	174	97
Non-Italian subsidiaires	298	329
	472	426
Income tax payable is described in note 43 — Income taxes.